OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 6,600,000.0	$ 6,200,000.0